SUPPLEMENT DATED SEPTEMBER 23, 2010 TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD ADVISERS FUND PROSPECTUS
EACH DATED MARCH 1, 2010, AS LAST AMENDED AUGUST 27, 2010

THE HARTFORD BALANCED ALLOCATION FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD BALANCED INCOME FUND PROSPECTUS

EACH DATED MAY 28, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD CAPITAL APPRECIATION FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD CAPITAL APPRECIATION FUND II PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD CHECKS AND BALANCES FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD CONSERVATIVE ALLOCATION FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD DISCIPLINED EQUITY FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD DIVERSIFIED INTERNATIONAL FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD DIVIDEND AND GROWTH FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD EQUITY GROWTH ALLOCATION FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD EQUITY INCOME FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD FLOATING RATE FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD FUNDAMENTAL GROWTH FUND PROSPECTUS

EACH DATED MAY 28, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD GLOBAL ALL-ASSET FUND PROSPECTUS
EACH DATED MAY 28, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD GLOBAL GROWTH FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD GLOBAL HEALTH FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD GLOBAL REAL ASSET FUND PROSPECTUS
EACH DATED MAY 28, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD GLOBAL RESEARCH FUND (FORMERLY
THE HARTFORD GLOBAL EQUITY FUND) PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD GROWTH ALLOCATION FUND PROSPECTUS
EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD GROWTH FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 1, 2010

THE HARTFORD GROWTH OPPORTUNITIES FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 1, 2010

THE HARTFORD HIGH YIELD FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 10, 2010

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 10, 2010

THE HARTFORD INCOME FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 10, 2010

THE HARTFORD INFLATION PLUS FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 1, 2010

THE HARTFORD INTERNATIONAL GROWTH FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND PROSPECTUS

EACH DATED MAY 28, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD INTERNATIONAL VALUE FUND PROSPECTUS

EACH DATED MAY 28, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD MIDCAP FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD MIDCAP VALUE FUND PROSPECTUS

EACH DATED MAY 28, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD MONEY MARKET FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 10, 2010

THE HARTFORD SHORT DURATION FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 10, 2010

THE HARTFORD SMALL COMPANY FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 16, 2010

THE HARTFORD SMALLCAP GROWTH FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 1, 2010

THE HARTFORD SMALL/MID CAP EQUITY FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD STRATEGIC INCOME FUND PROSPECTUS
EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 10, 2010

THE HARTFORD TAX-FREE NATIONAL FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 1, 2010

THE HARTFORD TOTAL RETURN BOND FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 10, 2010

THE HARTFORD VALUE FUND PROSPECTUS

EACH DATED MARCH 1, 2010, AS LAST AMENDED JULY 1, 2010

THE HARTFORD VALUE OPPORTUNITIES FUND PROSPECTUS
EACH DATED MARCH 1, 2010, AS LAST AMENDED SEPTEMBER 1, 2010

1.             Effective October 1, 2010, under the heading “CLASSES OF SHARES” in the above referenced Prospectuses, the sub-section entitled “Investor Requirements — Class I Shares” is deleted in its entirety and replaced with the following:

Class I Shares — Class I shares are only offered:

•                  through advisory fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms, investment advisers, financial planners, third-party administrators, insurance companies, and any other institutions that have a selling, administration or any similar agreement with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program, and

•                  to current or retired officers, directors and employees (and their families, as defined below under the “Accumulation Privilege” section) of the Fund, The Hartford, the sub-advisers to the Hartford Mutual Funds, the transfer agent, and their affiliates.

These eligible investors may purchase Class I shares at net asset value without an additional distribution fee.  Ineligible investors who select Class I shares will be issued Class A shares.  Class A shares are subject to a front-end sales charge and distribution fee unless an investor qualifies for the waiver of the Class A front-end sales charge.

2.             Effective October 1, 2010, under the heading “CLASSES OF SHARES” in the above referenced Prospectuses, the third bullet in the sub-section entitled “Waivers for Certain Investors” is deleted in its entirety and replaced with the following:

•                  current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the Fund, The Hartford, the sub-advisers to the Hartford Mutual Funds, the transfer agent, and their affiliates.  Such individuals may also purchase Class I shares at net asset value.

3.             Effective October 1, 2010, with respect to each fund listed above, except for The Hartford Global All-Asset Fund and The Hartford Global Real Asset Fund, under the heading “HOW TO BUY AND SELL SHARES” in the above referenced Prospectuses, the sub-section entitled “Buying Shares — Class I” is deleted in its entirety and replaced with the following:

Class I — As previously mentioned, Class I shares are only offered:

•                  through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions that have agreements with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program, and

•                  to current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the Fund, The Hartford, the sub-advisers to the Hartford Mutual Funds, the transfer agent, and their affiliates.

Your initial investment must meet the minimum requirement of $2,000 (except the minimum amount is $250 for Automatic Investment Plans).  See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

4.             Effective October 1, 2010, with respect to The Hartford Global All-Asset Fund and The Hartford Global Real Asset Fund, under the heading “HOW TO BUY AND SELL SHARES” in the above referenced Prospectuses, the sub-section entitled “Buying Shares — Class I” is deleted in its entirety and replaced with the following:

Class I — As previously mentioned, Class I shares are only offered:

•                  through advisory fee-based wrap programs sponsored by financial intermediaries and any other institutions that have agreements with the Fund, whose use of Class I shares will depend on the structure of the particular advisory fee-based wrap program, and

•                  to current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the Fund, The Hartford, the sub-advisers to the Hartford Mutual Funds, the transfer agent, and their affiliates.

Your initial investment must meet the minimum requirement of $5,000 (except the minimum amount is $250 for Automatic Investment Plans).  See your financial representative for any questions regarding buying shares through the advisory fee-based wrap program.

This Supplement should be retained with your Prospectus for future reference.

September 2010